Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Oct. 01, 2013
Supplement [Text Block]	cfst21_SupplementTextBlco
Supplement dated October 1, 2013
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Select Smaller-Cap Value Fund	10/01/2013
From October 1, 2013 to November 30, 2013, the information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby deleted and replaced with the following information:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of "value" companies with smaller market capitalizations ($3 billion or less) at the time of purchase by the Fund. The Fund considers "value" companies to be those companies believed by Columbia Management Investment Advisers, LLC (the Investment Manager) to be undervalued, either historically, by the market, or by their peers. The Fund may invest up to 25% of its net assets in foreign investments. The Investment Manager seeks to identify value companies that it believes display certain characteristics, including, but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company's business cycle, and/or a catalyst for increase in the rate of the company's earnings growth.
The Fund may hold a small number of securities because the Investment Manager believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

Columbia Select Smaller-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst21_SupplementTextBlco
Supplement dated October 1, 2013
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Select Smaller-Cap Value Fund	10/01/2013
From October 1, 2013 to November 30, 2013, the information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby deleted and replaced with the following information:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of "value" companies with smaller market capitalizations ($3 billion or less) at the time of purchase by the Fund. The Fund considers "value" companies to be those companies believed by Columbia Management Investment Advisers, LLC (the Investment Manager) to be undervalued, either historically, by the market, or by their peers. The Fund may invest up to 25% of its net assets in foreign investments. The Investment Manager seeks to identify value companies that it believes display certain characteristics, including, but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company's business cycle, and/or a catalyst for increase in the rate of the company's earnings growth.
The Fund may hold a small number of securities because the Investment Manager believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of "value" companies with smaller market capitalizations ($3 billion or less) at the time of purchase by the Fund. The Fund considers "value" companies to be those companies believed by Columbia Management Investment Advisers, LLC (the Investment Manager) to be undervalued, either historically, by the market, or by their peers. The Fund may invest up to 25% of its net assets in foreign investments. The Investment Manager seeks to identify value companies that it believes display certain characteristics, including, but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company's business cycle, and/or a catalyst for increase in the rate of the company's earnings growth.
The Fund may hold a small number of securities because the Investment Manager believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.